Income Tax Expense - Classification of the Group's Net Deferred Tax Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax assets and liabilities [abstract]
Deferred tax assets	¥ 450,882	$ 64,857	¥ 398,174
Deferred tax liabilities	(61,825)	(8,893)	(65,544)
Net deferred tax assets	¥ 389,057	$ 55,964	¥ 332,630